Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stock-based Compensation
Schedule of stock-based compensation expense

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Sales and marketing	$38	$1,085	$294	$1,085
General and administrative	278	8,404	1,397	8,141
Research and development	72	1,231	266	1,231
Total stock-based compensation expense	$388	$10,720	$1,957	$10,457

	Year Ended
	December 31,
	2021	2020
Sales and marketing	$1,221	$—
General and administrative	10,226	1,323
Research and development	1,305	—
Total stock-based compensation expense	$12,752	$1,323

Summary of stock option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2021	17,701	$398.50		$—
Options granted	11,204	59.00
Options exercised	—	—
Options cancelled	(6,084)	148.50
Outstanding at September 30, 2022	22,821	298.50	8.8	$—
Exercisable at September 30, 2022	13,476	442.00	8.4	—
Vested and expected to vest at September 30, 2022	22,820	298.50	8.8	—

Summary of unvested RSUs award activity

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2021	34,227	$218.00
Granted	4,009	59.00
Vested(1)	(20,814)	214.00
Cancelled/Forfeited	(11,651)	188.00
Non-vested RSUs at September 30, 2022	5,771	181.50
(1)	At September 30, 2022, there were 310 shares of common stock related to RSU awards that had vested and the shares were not distributed to the participants until October of 2022.

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2020	—	$—
Granted	72,212	218.00
Vested (1)	(37,986)	218.00
Cancelled/Forfeited	—	—
Non-vested RSUs at December 31, 2021	34,226	218.00
(1)	At December 31, 2021, there were 957 shares of common stock related to RSU awards that have vested and the shares were not released to the participants until January of 2022. The Company recorded a liability to account for these shares and reversed the liability once the shares were issued to the participants.